Income Taxes - Schedule of Group’s Actual Provision for Income Taxes and the Provision (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Group’s Actual Provision for Income Taxes and the Provision [Abstract]
Profit/(loss) before income tax expenses		$ 150,344	$ (716,678)	$ 1,452,333
Computed income tax expense/(benefit) with statutory tax rate	[1]	55,367	(263,930)	538,344
Effect of preferential tax rate		(21,092)	(22,301)	(29,148)
Impact of different tax rates in other jurisdictions		(237,513)	(425)	(303,869)
Non-deductible expenses		3,160	316	1,372
Utilized tax loss			(49,313)
Changes in valuation allowance		789,758	271,703	179,259
Income tax expenses/(benefit)		$ 589,680	$ (63,950)	$ 385,958

[1]	Since the company’s main place of business is in Japan, the Japanese tax rate has been chosen as the statutory tax rate.